Provision for Reclamation Liabilities - Schedule of Provision for Reclamation Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Provision for Reclamation Liabilities [Abstract]
Beginning of the year	$ 7,292	$ 7,435
Disbursements	(1,997)	(843)
Environmental rehabilitation expense		450
Accretion	154	250
End of the year	5,449	7,292
Provision for reclamation liabilities – current	3,044	1,750
Provision for reclamation liabilities – long-term	2,405	5,542
Total	$ 5,449	$ 7,292